Consolidated Balance Sheets Parentheticals - shares shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
General Partner Ownership Interest Percentage	2.00%	2.00%
General Partners' Capital Account, Units Issued	9.9	9.9
General partner units outstanding	9.9	9.9
Common Units [Member]
Limited Partners' Capital Account, Units Issued	348.6	348.6
Partnership unitholders units outstanding	348.6	348.6
Subordinated Units [Member]
Limited Partners' Capital Account, Units Issued	135.4	135.4
Partnership unitholders units outstanding	135.4	135.4